Schedule of identifiable assets and liabilities (Details) - USD ($)	Mar. 31, 2025	Dec. 18, 2024	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Goodwill	$ 3,816,860
Provisional purchase price allocation [member]
IfrsStatementLineItems [Line Items]
Goodwill		$ 3,816,160